Retirement Plans (Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, ending	$ 3,872	$ 3,920
Net amount recognized in the balance sheet	732
Noncurrent liability	(736)	(612)
Projected Benefit Obligation [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning	3,466	3,202
Service cost	52	51
Interest cost	172	175
Actuarial (gain) loss	114	207
Benefits paid	(167)	(157)
Acquisitions/divestitures, net	0	(15)
Foreign currency translation and other	7	3
Projected benefit obligation, ending	3,644	3,466
Projected Benefit Obligation [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning	1,061	864
Service cost	30	24
Interest cost	50	45
Actuarial (gain) loss	(125)	112
Benefits paid	(53)	(45)
Acquisitions/divestitures, net	0	61
Foreign currency translation and other	(3)	0
Projected benefit obligation, ending	960	1,061
Fair Value Of Plan Assets [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(167)	(157)
Acquisitions/divestitures, net	0	0
Foreign currency translation and other	2	1
Fair value of plan assets, beginning	3,206	2,822
Actual return on plan assets	29	328
Employer contributions	112	212
Fair value of plan assets, ending	3,182	3,206
Fair Value Of Plan Assets [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(53)	(45)
Acquisitions/divestitures, net	0	41
Foreign currency translation and other	(1)	(11)
Fair value of plan assets, beginning	714	634
Actual return on plan assets		60
Employer contributions	30	35
Fair value of plan assets, ending	690	714
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized in the balance sheet	(462)	(260)
Noncurrent asset	0	0
Noncurrent liability	(462)	(260)
Accumulated other comprehensive loss	(1,659)	(1,439)
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized in the balance sheet	(270)	(347)
Noncurrent asset	4	5
Noncurrent liability	(274)	(352)
Accumulated other comprehensive loss	$ (240)	$ (338)